Note 30 (Tables)	12 Months Ended
Dec. 31, 2024
Accumulated other comprehensive income [abstract]
Accumulated Other Comprehensive Income Classified By Concepts [Table Text Block]
The breakdown of the balance under this heading in the consolidated balance sheets is as follows:

Accumulated other comprehensive income (loss). Breakdown by concepts (Millions of Euros)
	Notes	2024	2023	2022 ⁽¹⁾
Items that will not be reclassified to profit or loss		(1,988)	(2,105)	(1,881)
Actuarial gains (losses) on defined benefit pension plans		(1,067)	(1,049)	(760)
Fair value changes of equity instruments measured at fair value through other comprehensive income	13.4	(905)	(1,112)	(1,194)
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		(17)	55	72
Items that may be reclassified to profit or loss		(15,232)	(14,148)	(15,760)
Hedge of net investments in foreign operations (effective portion)		(2,329)	(2,498)	(1,408)
Mexican peso		(2,697)	(3,147)	(1,751)
Turkish lira		394	670	358
Other exchanges		(25)	(21)	(15)
Foreign currency translation		(12,702)	(11,419)	(13,078)
Mexican peso		(3,644)	(640)	(2,791)
Turkish lira		(5,835)	(6,908)	(6,599)
Argentine peso		(555)	(1,296)	(868)
Venezuela Bolívar		(1,865)	(1,865)	(1,850)
Other exchanges		(803)	(711)	(969)
Hedging derivatives. Cash flow hedges (effective portion)		370	133	(447)
Fair value changes of debt instruments measured at fair value through other comprehensive income	13.4	(576)	(357)	(809)
Share of other recognized income and expense of investments in joint ventures and associates		5	(8)	(18)
Total		(17,220)	(16,254)	(17,642)
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).